ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2021
1
Shares Security Description Value
Common Stock - 96.3%
Basic Materials - 4.3%
25,641 AdvanSix, Inc.
(a)
$ 687,692
1,800 Clearwater Paper Corp.
(a)
67,716
2,600 Hawkins, Inc. 87,152
3,200 Koppers Holdings, Inc.
(a)
111,232
20,340 LifeMD, Inc.
(a)
321,779
3,150 Materion Corp. 208,656
22,490 Northern Technologies International Corp. 341,848
16,700 Rayonier Advanced Materials, Inc.
(a)
151,469
16,100 TimkenSteel Corp.
(a)
189,175
106,477 Venator Materials PLC
(a)
492,988
2,659,707
Consumer Discretionary - 10.9%
28,205 Akoustis Technologies, Inc.
(a)
376,255
4,700 American Outdoor Brands, Inc.
(a)
118,440
2,900 At Home Group, Inc.
(a)
83,230
14,600 Clean Energy Fuels Corp.
(a)
200,604
3,000 Digital Turbine, Inc.
(a)
241,080
42,380 Fluent, Inc.
(a)
173,758
9,600 Fossil Group, Inc.
(a)
119,040
12,700 Full House Resorts, Inc.
(a)
108,077
20,545 Green Brick Partners, Inc.
(a)
465,961
4,300 Haverty Furniture Cos., Inc. 159,917
2,100 Hooker Furniture Corp. 76,566
11,300 HyreCar, Inc.
(a)
110,740
57,767 Interface, Inc. 720,932
4,500 Lazydays Holdings, Inc.
(a)
80,145
21,270 LiqTech International, Inc.
(a)
172,074
8,000 Liquidity Services, Inc.
(a)
148,640
1,600 M/I Homes, Inc.
(a)
94,512
2,000 MarineMax, Inc.
(a)
98,720
7,200 Mesa Air Group, Inc.
(a)
96,840
34,286 Motorcar Parts of America, Inc.
(a)
771,435
14,865 Nautilus, Inc.
(a)
232,489
500 Overstock.com, Inc.
(a)
33,130
3,600 Red Robin Gourmet Burgers, Inc.
(a)
143,604
3,610 Smith & Wesson Brands, Inc. 62,995
5,375 The Children's Place, Inc.
(a)
374,637
56,817 Tilly's, Inc., Class A
(a)
643,168
3,400 Vista Outdoor, Inc.
(a)
109,038
5,200 VOXX International Corp.
(a)
99,112
3,182 Winmark Corp. 593,220
3,540 Zepp Health Corp., ADR
(a)
38,126
6,746,485
Consumer Staples - 3.2%
1,300 Ingles Markets, Inc., Class A 80,145
19,170 Landec Corp.
(a)
203,202
3,508 MGP Ingredients, Inc. 207,498
11,485 Nature's Sunshine Products, Inc.
(a)
229,240
29,188 Ocean Bio-Chem, Inc. 350,840
2,000 Seneca Foods Corp., Class A
(a)
94,180
11,580 The Chefs' Warehouse, Inc.
(a)
352,727
19,958 Village Super Market, Inc., Class A 470,410
1,988,242
Energy - 4.6%
20,100 Berry Corp. 110,751
11,600 Bonanza Creek Energy, Inc.
(a)
414,468
33,125 Geospace Technologies Corp.
(a)
302,100
39,975 Newpark Resources, Inc.
(a)
125,522
15,700 Oil States International, Inc.
(a)
94,671
33,620 Par Pacific Holdings, Inc.
(a)
474,714
11,625 Stabilis Solutions, Inc.
(a)
78,469
67,272 SunCoke Energy, Inc. 471,577
Shares Security Description Value
Energy - 4.6% (continued)
39,064 Trecora Resources
(a)
$ 303,527
198,550 VAALCO Energy, Inc.
(a)
444,752
2,820,551
Financials - 14.4%
10,350 B Riley Financial, Inc. 583,533
10,000 Banc of California, Inc. 180,800
3,069 BM Technologies, Inc.
(a)
35,754
16,540 Bryn Mawr Bank Corp. 752,735
3,600 Central Valley Community Bancorp 66,276
3,900 ConnectOne Bancorp, Inc. 98,865
22,435 Customers Bancorp, Inc.
(a)
713,882
13,810 Enova International, Inc.
(a)
489,979
3,500 Enterprise Financial Services Corp. 173,040
4,700 Financial Institutions, Inc. 142,363
6,800 First Foundation, Inc. 159,528
6,200 First Internet Bancorp 218,426
2,205 First Western Financial, Inc.
(a)
55,147
40,864 Great Elm Capital Corp. 138,938
3,800 HomeStreet, Inc. 167,466
6,950 Horizon Bancorp, Inc. 129,131
6,932 James River Group Holdings, Ltd. 316,238
5,400 Kearny Financial Corp. 65,232
7,200 Luther Burbank Corp. 85,176
4,350 Marlin Business Services Corp. 59,334
50,315 Medallion Financial Corp.
(a)
354,721
12,200 NMI Holdings, Inc., Class A
(a)
288,408
16,350 Northrim BanCorp, Inc. 695,038
12,300 OP Bancorp 129,396
7,035 Premier Financial Corp. 233,984
6,000 RBB Bancorp 121,620
11,880 Regional Management Corp. 411,761
2,800 Reliant Bancorp, Inc. 80,416
5,600 Sculptor Capital Management, Inc. 122,528
5,350 Stewart Information Services Corp. 278,360
2,520 Texas Capital Bancshares, Inc.
(a)
178,718
4,400 The Bancorp, Inc.
(a)
91,168
5,600 The First of Long Island Corp. 119,000
14,625 TriState Capital Holdings, Inc.
(a)
337,253
10,175 Veritex Holdings, Inc. 332,926
1,300 Virtus Investment Partners, Inc. 306,150
2,900 Washington Trust Bancorp, Inc. 149,727
3,500 West BanCorp, Inc. 84,315
8,947,332
Health Care - 20.6%
4,075 908 Devices, Inc.
(a)
197,638
18,445 Aerie Pharmaceuticals, Inc.
(a)
329,612
33,035 Affimed NV
(a)
261,307
3,400 AnaptysBio, Inc.
(a)
73,270
5,100 AngioDynamics, Inc.
(a)
119,340
1,900 AtriCure, Inc.
(a)
124,488
64,254 Avid Bioservices, Inc.
(a)
1,171,350
3,500 Avrobio, Inc.
(a)
44,415
8,900 BioCryst Pharmaceuticals, Inc.
(a)
90,513
28,500 BioDelivery Sciences International, Inc.
(a)
111,435
5,123 BioLife Solutions, Inc.
(a)
184,428
16,085 Biomerica, Inc.
(a)
87,824
5,965 Cardiovascular Systems, Inc.
(a)
228,698
5,957 Castle Biosciences, Inc.
(a)
407,816
20,300 Catalyst Pharmaceuticals, Inc.
(a)
93,583
8,300 Champions Oncology, Inc.
(a)
93,790
16,755 ChromaDex Corp.
(a)
156,492
5,300 Collegium Pharmaceutical, Inc.
(a)
125,610
12,600 Community Health Systems, Inc.
(a)
170,352

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2021
2
Shares Security Description Value
Health Care - 20.6% (continued)
5,900 Cue Biopharma, Inc.
(a)
$ 71,980
16,800 Cymabay Therapeutics, Inc.
(a)
76,272
17,840 CytoSorbents Corp.
(a)
154,851
1,140 DermTech, Inc.
(a)
57,901
11,900 Dynavax Technologies Corp.
(a)
116,977
11,917 Evolent Health, Inc., Class A
(a)
240,723
18,740 Flexion Therapeutics, Inc.
(a)
167,723
5,665 Frequency Therapeutics, Inc.
(a)
53,817
24,900 GlycoMimetics, Inc.
(a)
74,949
47,700 Harvard Bioscience, Inc.
(a)
260,442
10,680 InfuSystem Holdings, Inc.
(a)
217,445
6,843 Inogen, Inc.
(a)
359,394
7,960 Intersect ENT, Inc.
(a)
166,205
19,639 IntriCon Corp.
(a)
503,544
26,200 Kadmon Holdings, Inc.
(a)
101,918
27,600 MannKind Corp.
(a)
108,192
21,300 MEI Pharma, Inc.
(a)
73,059
26,962 Meridian Bioscience, Inc.
(a)
707,752
32,515 Misonix, Inc.
(a)
636,969
5,800 Molecular Templates, Inc.
(a)
73,196
9,750 Myriad Genetics, Inc.
(a)
296,888
27,370 Neuronetics, Inc.
(a)
338,567
3,100 OptimizeRx Corp.
(a)
151,125
4,400 OraSure Technologies, Inc.
(a)
51,348
21,612 Organogenesis Holdings, Inc.
(a)
393,771
7,778 OrthoPediatrics Corp.
(a)
379,178
6,100 Owens & Minor, Inc. 229,299
4,200 Prothena Corp. PLC
(a)
105,504
8,085 Psychemedics Corp.
(a)
50,127
6,973 Quanterix Corp.
(a)
407,711
3,600 RadNet, Inc.
(a)
78,300
24,296 Repro-Med Systems, Inc.
(a)
85,522
11,835 SI-BONE, Inc.
(a)
376,471
83,130 SIGA Technologies, Inc.
(a)
540,345
5,828 The Joint Corp.
(a)
281,900
4,600 Triple-S Management Corp., Class B
(a)
119,738
5,000 Vanda Pharmaceuticals, Inc.
(a)
75,100
8,165 Vericel Corp.
(a)
453,566
5,361 Xenon Pharmaceuticals, Inc.
(a)
95,962
12,805,692
Industrials - 17.5%
5,840 Allied Motion Technologies, Inc. 299,767
3,705 Apogee Enterprises, Inc. 151,460
12,820 Argan, Inc. 683,947
16,200 Armstrong Flooring, Inc.
(a)
79,218
9,148 Atkore, Inc.
(a)
657,741
3,125 Barrett Business Services, Inc. 215,188
8,291 BlueLinx Holdings, Inc.
(a)
324,924
2,232 Caesarstone, Ltd. 30,645
3,500 CAI International, Inc. 159,320
43,615 CECO Environmental Corp.
(a)
345,867
5,320 Chase Corp. 619,195
9,601 CIRCOR International, Inc.
(a)
334,307
15,883 Columbus McKinnon Corp. 837,987
15,100 Conduent, Inc.
(a)
100,566
1,200 CRA International, Inc. 89,568
3,700 Danaos Corp.
(a)
183,557
52,600 DHI Group, Inc.
(a)
176,210
226,986 Hill International, Inc.
(a)
726,355
9,445 Hurco Cos., Inc. 333,409
18,184 IES Holdings, Inc.
(a)
916,655
18,946 Insteel Industries, Inc. 584,295
4,100 L B Foster Co., Class A
(a)
73,390
Shares Security Description Value
Industrials - 17.5% (continued)
1,600 Lawson Products, Inc.
(a)
$ 82,976
6,400 Modine Manufacturing Co.
(a)
94,528
5,500 Myers Industries, Inc. 108,680
4,300 Northwest Pipe Co.
(a)
143,706
9,500 RADA Electronic Industries, Ltd.
(a)
114,095
85,251 Radiant Logistics, Inc.
(a)
592,495
10,100 Ranpak Holdings Corp.
(a)
202,606
7,641 ShotSpotter, Inc.
(a)
267,970
8,100 Titan Machinery, Inc.
(a)
206,550
14,506 UFP Technologies, Inc.
(a)
722,689
11,015 Vishay Precision Group, Inc.
(a)
339,372
2,000 VSE Corp. 79,000
10,878,238
Real Estate - 0.8%
18,837 Armada Hoffler Properties, Inc. REIT 236,216
11,300 Global Medical REIT, Inc. 148,143
5,700 UMH Properties, Inc. REIT 109,269
493,628
Technology - 17.1%
17,450 Agilysys, Inc.
(a)
836,902
12,200 Amtech Systems, Inc.
(a)
144,204
29,635 AXT, Inc.
(a)
345,544
11,100 Celestica, Inc.
(a)
92,907
1,806 Cerence, Inc.
(a)
161,782
9,415 CEVA, Inc.
(a)
528,652
3,900 Cohu, Inc.
(a)
163,176
36,722 eGain Corp.
(a)
348,492
7,660 ePlus, Inc.
(a)
763,242
7,988 EverQuote, Inc., Class A
(a)
289,885
15,878 Ichor Holdings, Ltd.
(a)
854,236
2,040 Insight Enterprises, Inc.
(a)
194,657
44,220 Key Tronic Corp.
(a)
340,936
6,800 Kimball Electronics, Inc.
(a)
175,440
31,540 Limelight Networks, Inc.
(a)
112,598
9,212 Magnite, Inc.
(a)
383,311
5,300 Mitek Systems, Inc.
(a)
77,274
30,996 MiX Telematics, Ltd., ADR 427,125
43,565 NeoPhotonics Corp.
(a)
520,602
4,133 Perficient, Inc.
(a)
242,690
57,471 Photronics, Inc.
(a)
739,077
11,934 QAD, Inc., Class A 794,566
8,523 Radware, Ltd.
(a)
222,280
9,320 Red Violet, Inc.
(a)
171,674
39,160 The Hackett Group, Inc. 641,832
18,950 TransAct Technologies, Inc.
(a)
205,987
39,200 TrueCar, Inc.
(a)
187,572
3,300 Ultra Clean Holdings, Inc.
(a)
191,532
8,200 USA Technologies, Inc.
(a)
96,104
5,200 Veeco Instruments, Inc.
(a)
107,848
33,555 Zix Corp.
(a)
253,340
10,615,467
Telecommunications - 1.7%
13,600 ADTRAN, Inc. 226,848
18,539 Airgain, Inc.
(a)
392,841
1,400 Aviat Networks, Inc.
(a)
99,456
3,500 Cambium Networks Corp.
(a)
163,520
23,625 TESSCO Technologies, Inc.
(a)
171,045
1,053,710
Utilities - 1.2%
17,288 Harsco Corp.
(a)
296,489
29,720 Sharps Compliance Corp.
(a)
427,076
723,565
Total Common Stock (Cost $41,431,486) 59,732,617

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2021
3
At March 31, 2021 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures at period end.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Money Market Fund - 3.5%
2,144,871 BlackRock Liquidity Funds FedFund
Portfolio, Institutional Shares, 0.04%
(b)
(Cost $2,144,871) $ 2,144,871
Investments, at value - 99.8% (Cost $43,576,357) $ 61,877,488
Other Assets & Liabilities, Net - 0.2% 147,916
Net Assets - 100.0% $ 62,025,404
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.
Contracts Description Exp.Date
Notional
Contract
Value Value
Net
Unrealized
Depreciation
10 CME
E-mini Russell
2000 Index
Future 06/18/21 $1,144,946 $1,111,250 $ (33,696)
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 59,732,617 $ (33,696)
Level 2 - Other Significant
Observable Inputs $ 2,144,871 –
Level 3 - Significant
Unobservable Inputs – –
Total $ 61,877,488 $ (33,696)